Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Debt Securities In Issue [Abstract]
Debt securities in issue

HSBC
	2023	2022
	$m	$m
Bonds and medium-term notes	160,632	145,240
Other debt securities in issue	37,115	27,027
Total debt securities in issue	197,747	172,267
Included within:
– trading liabilities (Note 24)	(27)	(978)
– financial liabilities designated at fair value (Note 25)	(103,803)	(93,140)
At 31 Dec	93,917	78,149

HSBC Holdings
	2023	2022
	$m	$m
Debt securities	100,428	92,361
Included within:
– financial liabilities designated at fair value (Note 25)	(35,189)	(25,423)
At 31 Dec	65,239	66,938